Note 13 - Segmented Information (Details) - CAD	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Nov. 30, 2016
Revenue	CAD 1,235,366	CAD 566,937
Total Assets	7,959,616		CAD 7,974,689
Total Property and Equipment	2,520,572		1,889,638
CANADA
Revenue	0	0
Total Assets	7,959,616		7,974,689
Total Property and Equipment	2,520,572		CAD 1,889,638
UNITED STATES
Revenue	CAD 1,235,366	CAD 566,937